Share-based Payment Arrangements - Summary Of Information About Employee Restricted Stock Awards (Detail) - Employee restricted stock awards plan [Member] - Employee Restricted Stock Award [Member] - shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Balance at January 1	15,000,000	0
Stocks unrestricted	(5,000,000)	0
Stocks granted	0	15,000,000
Balance at December 31	10,000,000	15,000,000